Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
February 28, 2022
EII-NPRT1-0422
1.797940.118
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 4.0%
Deutsche Telekom AG	2,664,200	47,755
Verizon Communications, Inc.	3,430,700	184,126
		231,881
Entertainment - 1.1%
Activision Blizzard, Inc.	544,000	44,336
The Walt Disney Co. (a)	146,000	21,675
		66,011
Media - 3.3%
Cogeco Communications, Inc.	403,100	32,184
Comcast Corp. Class A	1,619,500	75,728
Omnicom Group, Inc.	1,010,500	84,771
		192,683
TOTAL COMMUNICATION SERVICES		490,575
CONSUMER DISCRETIONARY - 5.3%
Household Durables - 1.4%
Leggett & Platt, Inc. (b)	443,700	16,452
Whirlpool Corp. (b)	319,200	64,245
		80,697
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	1,071,500	58,493
Multiline Retail - 0.4%
Kohl's Corp.	338,000	18,800
Nordstrom, Inc. (a)	257,600	5,343
		24,143
Specialty Retail - 2.0%
Best Buy Co., Inc.	206,600	19,966
Camping World Holdings, Inc. (b)	522,200	16,037
Lowe's Companies, Inc.	101,600	22,460
Ross Stores, Inc.	321,700	29,400
Williams-Sonoma, Inc. (b)	205,200	29,725
		117,588
Textiles, Apparel & Luxury Goods - 0.5%
Kontoor Brands, Inc.	50,804	2,517
Tapestry, Inc.	723,900	29,608
		32,125
TOTAL CONSUMER DISCRETIONARY		313,046
CONSUMER STAPLES - 10.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR (b)	655,900	40,554
Keurig Dr. Pepper, Inc.	855,400	33,078
The Coca-Cola Co.	1,288,800	80,215
		153,847
Household Products - 2.1%
Kimberly-Clark Corp.	169,600	22,073
Procter & Gamble Co.	359,400	56,027
Reynolds Consumer Products, Inc.	1,503,100	44,747
		122,847
Personal Products - 2.9%
Unilever PLC sponsored ADR (b)	3,367,300	169,274
Tobacco - 2.6%
Altria Group, Inc.	964,300	49,459
Philip Morris International, Inc.	1,003,500	101,424
		150,883
TOTAL CONSUMER STAPLES		596,851
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Enterprise Products Partners LP	3,418,700	83,485
Exxon Mobil Corp.	385,900	30,262
Parkland Corp. (b)	1,385,600	36,261
Shell PLC ADR	1,485,000	77,799
		227,807
FINANCIALS - 15.8%
Banks - 6.7%
Citigroup, Inc.	976,000	57,808
Huntington Bancshares, Inc.	2,456,200	38,120
M&T Bank Corp.	471,300	85,885
PNC Financial Services Group, Inc.	412,700	82,230
Wells Fargo & Co.	2,376,808	126,850
		390,893
Capital Markets - 2.7%
Bank of New York Mellon Corp.	717,500	38,135
Lazard Ltd. Class A	697,600	24,123
State Street Corp.	1,114,100	95,066
		157,324
Insurance - 6.4%
Assurant, Inc.	266,700	45,262
AXA SA	1,748,100	47,299
Chubb Ltd.	333,679	67,950
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,400	38,006
First American Financial Corp.	705,200	47,277
Old Republic International Corp.	1,552,600	40,911
The Travelers Companies, Inc.	519,900	89,334
		376,039
TOTAL FINANCIALS		924,256
HEALTH CARE - 17.1%
Biotechnology - 0.3%
AbbVie, Inc.	141,000	20,836
Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	534,100	76,125
Anthem, Inc.	98,400	44,462
Cigna Corp.	350,700	83,389
CVS Health Corp.	330,026	34,207
McKesson Corp.	186,600	51,308
UnitedHealth Group, Inc.	90,500	43,066
		332,557
Pharmaceuticals - 11.1%
Bristol-Myers Squibb Co.	2,909,400	199,791
Johnson & Johnson	894,966	147,285
Merck & Co., Inc.	1,437,700	110,099
Organon & Co.	1,019,170	38,046
Royalty Pharma PLC	912,500	35,825
Sanofi SA sponsored ADR	2,236,100	117,283
		648,329
TOTAL HEALTH CARE		1,001,722
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.7%
General Dynamics Corp.	348,100	81,612
Lockheed Martin Corp.	79,400	34,444
Raytheon Technologies Corp.	975,430	100,177
		216,233
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	167,100	16,155
United Parcel Service, Inc. Class B	141,100	29,690
		45,845
Building Products - 1.1%
Owens Corning	684,700	63,807
Electrical Equipment - 0.6%
Regal Rexnord Corp.	225,200	36,111
Industrial Conglomerates - 2.1%
3M Co.	321,200	47,746
General Electric Co.	310,874	29,692
Hitachi Ltd.	995,800	48,939
		126,377
Machinery - 2.0%
Allison Transmission Holdings, Inc.	1,699,400	67,874
Stanley Black & Decker, Inc.	296,700	48,273
		116,147
Professional Services - 1.5%
Booz Allen Hamilton Holding Corp. Class A	200,500	16,178
Manpower, Inc.	309,000	32,841
Science Applications International Corp.	447,200	39,215
		88,234
TOTAL INDUSTRIALS		692,754
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,866,500	104,095
IT Services - 7.4%
Amdocs Ltd.	1,808,659	142,341
Capgemini SA	125,400	26,250
Fidelity National Information Services, Inc.	939,000	89,421
Fiserv, Inc. (a)	161,100	15,735
Genpact Ltd.	781,800	32,711
Global Payments, Inc.	410,100	54,699
IBM Corp.	323,300	39,607
Maximus, Inc.	429,500	33,870
		434,634
Semiconductors & Semiconductor Equipment - 1.0%
Microchip Technology, Inc.	861,400	60,582
Software - 2.2%
Micro Focus International PLC	1,883,600	9,790
Open Text Corp.	1,665,300	72,472
SS&C Technologies Holdings, Inc.	581,700	43,610
		125,872
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	992,660	59,817
TOTAL INFORMATION TECHNOLOGY		785,000
MATERIALS - 3.6%
Chemicals - 2.4%
Celanese Corp. Class A	210,500	29,318
CF Industries Holdings, Inc.	726,600	58,993
DuPont de Nemours, Inc.	376,099	29,099
LyondellBasell Industries NV Class A	278,100	27,040
		144,450
Metals & Mining - 1.2%
Newmont Corp.	1,037,500	68,683
TOTAL MATERIALS		213,133
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	64,500	14,633
Corporate Office Properties Trust (SBI)	1,507,100	39,501
Douglas Emmett, Inc.	626,700	19,866
Highwoods Properties, Inc. (SBI)	1,183,000	51,579
National Retail Properties, Inc.	915,900	39,026
		164,605
UTILITIES - 6.3%
Electric Utilities - 4.2%
Constellation Energy Corp.	502,100	23,087
Duke Energy Corp.	568,600	57,093
Edison International	1,053,694	66,825
Exelon Corp.	824,400	35,086
FirstEnergy Corp.	793,100	33,191
PPL Corp.	1,234,400	32,304
		247,586
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	1,069,800	22,712
Vistra Corp.	1,808,100	41,261
		63,973
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	1,158,500	31,685
Sempra Energy	157,500	22,715
		54,400
TOTAL UTILITIES		365,959
TOTAL COMMON STOCKS (Cost $4,856,717)		5,775,708

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (c)	67,573,740	67,587
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	131,251,875	131,265
TOTAL MONEY MARKET FUNDS (Cost $198,852)		198,852

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,055,569)	5,974,560
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(118,949)
NET ASSETS - 100.0%	5,855,611

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	123,075	304,198	359,686	17	-	-	67,587	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	47,795	213,962	130,492	41	-	-	131,265	0.3%
Total	170,870	518,160	490,178	58	-	-	198,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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